Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments1 [Abstract]
Summary of short term investments	Short-term investments

	2023	2022

Securities (a)	17,154	45,544
Investments held in trust account (b)	187,356	240,311
Short-term investments	204,510	285,855

(a)Securities are liquid investment funds, with portfolios holding term deposits, equities, government bonds, and other short-term liquid securities.
(b)Investments held in trust account are investments received through the IPO transaction of PLAO. These funds are restricted and may only be used for purposes of completing an initial business combination or redemption of public shares. These securities are classified and accounted for as Fair Value Through Profit or Loss (“FVTPL”). The investments held in the trust account are comprised of U.S. government securities.

Summary of long term investments	Long-term investments

	2023	2022

Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia (a)	18,707	14,777
Lavoro Agro Limited (b)	20,166	—
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”) (c)	8,917	9,463
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (d)	2,139	4,427
Patria Infra Energia Core FIP EM Infraestrutura	4,088	4,184
Simba Fundo De Investimento Multimercado	1,038	—
Other investments	2,680	2,406
Long-term investments	57,735	35,257

    Some investments in securities are expected to be maintained until the investment funds' respective termination dates and are measured at FVTPL. As of December 31, 2023, the Group's ownership interest in each of these investments (excluding interest owned indirectly through investment funds in note (a) and (c) below) range from 0.00005% to 5.78%. (December 31, 2022: 0.00006% to 13.2%). Refer to note 30(b) for reconciliation of movements in fair value for level 3 instruments.
(a)Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia is a fully owned investment fund that solely includes a late-stage venture capital investment as part of the Group’s growth equity strategy. As of December 31, 2023, this fund has an investment interest of 26.1% (December 31, 2022: 22.1%) in Startse Informações e Sistemas S/A (“Startse”), an entity in Brazil providing an education platform and a crowdfunding platform for startups. The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9.
(b)The Group purchased shares on behalf of PBPE General Partner V, Ltd.’s investment fund PE V in Lavoro Agro Limited (“Lavoro”) at a price of $3.50 per share for a total investment of approximately US$8.2 million. Lavoro is Brazil’s largest agricultural inputs retailer and a leading provider of agriculture biologics inputs in Latin America.
    These performance fees were crystallized in conjunction with the IPO of Lavoro. The limited partner of the fund and Patria agree that as a consequence of successful completion of the transaction, part of performance fee was crystallized through Lavoro shares to Patria (total amount of US$15.5 million). The investment fund also agreed to cover the spread between US$3.50 and US$10 per share on the future sale of the shares by the Group. As of December 31, 2023, the receivable from the investment fund amounts to US$3.5 million for the commitment to cover the spread.
(c)The Group has committed approximately 24% of the capital of KMP Growth Fund II (December 31, 2022: 64%). As of December 31, 2023, KMP Growth Fund II held a direct 9.5% interest in portfolio company (December 31, 2022: 10%), Dr. Consulta Clinica Medica Ltda., a Brazil-based healthcare technology company (December 31, 2022: 10%), an indirect 28.23% interest in portfolio company Zenklub Serviços Ltda (December 31, 2022: —%) and 22.35% indirect interest in portfolio company Consorciei Participações SA (“Consorciei”) (December 31, 2022: —%). The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9.
(d)An investment is held in Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (5.78% of the net asset value as of December 31, 2023 and 13.2% as of December 31, 2022), a trust invested in securities related to agribusiness production chains in Brazil, such as agribusiness receivables, real estate receivables backed by credits from agribusiness production chains and liquidity assets within the agribusiness.

Summary of long-term investments by region	Following is the breakdown of long-term investments by region:

	2023	2022

Brazil	55,930	33,490
Other	1,805	1,767
Balance	57,735	35,257

Summary of investments in associates

	December 31, 2022	Changes in Equity	Equity in earnings	Associate derecognized	Other comprehensive income	December 31, 2023

Equity-accounted method
Investment in associate (a)	7,977	528	(753)	(6,931)	90	911

	December 31, 2021	Changes in Equity	Equity in earnings	Additions	Other comprehensive income	December 31, 2022

Equity-accounted method
Investment in associate	—	223	(2,351)	10,004	101	7,977
The share of profits/(losses), brand and non-contractual customer relationship amortization for the years ending December 31, 2023 and 2022 include the impact from Kamaroopin, previously recognized as an investment in associate up until control was acquired on April 12, 2023 (note 29).

Share of equity-accounted earnings
	2023	2022

Non-contractual customer relationships amortization	(572)	(2,115)
Brand amortization	(9)	(35)
Share of profits or (losses) from associates	(172)	(201)
Total	(753)	(2,351)

*        Amortization on identifiable intangible assets acquired from investments with significant influence are included in share of equity-accounted earnings in the Group’s consolidated income statement.
(a)Associate is composed of a single investee:
    Uliving Holding S.A. incorporated in Brazil (41.25% of the total and voting capital as of December 31, 2023 and 36.7% as of December 31, 2022) is an associate of VBI and its main economic activity is the holdings of non-financial institutions.

Summary of derivative financial assets and liabilities by type of instrument
Below is the composition of the derivative financial instrument portfolio (assets and liabilities) by type of instrument, fair value and maturity as of December 31, 2023 and December 31, 2022.

Derivative financial instruments	December 31, 2023
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
The One Real Estate Investment Fund call options	11,282	310	10	—	310	—
VBI Call option	86,944	2,896	90	—	2,896	—
Total	98,226	3,206	100	—	3,206	—

Liabilities
Warrants	132,250	321	100	—	321	—
Total	132,250	321	100	—	321	—

Derivative financial instruments	December 31, 2022
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
VBI Call option	86,698	6,322	100	—	—	6,322
Total	86,698	6,322	100	—	—	6,322

Liabilities
Warrants	132,250	1,011	96	—	1,011	—
Forward exchange contracts	4,210	42	4	42	—	—
Total	136,460	1,053	100	42	1,011	—